Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2021 ¥ / shares	Mar. 31, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price	¥ 1
Number of options	634,700	722,500	899,400
Remaining contractual lives in years	22 years 4 months 24 days	23 years 4 months 24 days